SHARE CAPITAL	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE CAPITAL	SHARE CAPITALAuthorized share capitalAt December 31, 2022, the authorized share capital consisted of an unlimited number of common shares without par value.Issued share capital
On April 7, 2021, just prior to the completion of the Arrangement discussed in Note 1(a), the Company issued 137,624,461 common shares to Premier for the transfer of its investment in Premier USA to the Company for the carrying amount of its investment, C$189.2 million ($150.6 million) offset by C$5.5 million ($4.4 million) allocated to the equity settled employee benefits reserve for replacement options, C$1.1 million ($0.9 million) for the transfer of the South Arturo silver stream, C$0.7 million ($0.6 million) for transfer of the offtake agreement and C$0.7 million ($0.5 million) for replacement warrants issued pursuant to the arrangement.

On April 7, 2021, the Company issued 30,914,614 common shares at a price of C$2.60 per share for aggregate gross proceeds of approximately C$80.4 million ($60.8 million) for completing the private placement discussed in Note 1(a). This issuance also included the issuance of 7,728,654 share purchase warrants at an exercise price of C$3.64 with an expiration date of October 7, 2022. A cash commission was paid equal to 5.25% of the gross proceeds, other than (i) on proceeds from the sale of shares to Orion Mine Finance Group and any directors or officers of the Company or Premier for which the commission was reduced to 2.5% of the gross proceeds received and (ii) on proceeds from the sale of shares to Equinox, for which no commission was paid.

On April 14, 2021, the Company issued 13,036,846 common shares at a price of C$2.60 per common share for total gross proceeds of
$27.0 million (C$33.9 million) as part of the consideration on the acquisition of the Osgood Mining Company LLC property further discussed in Note 1(b).

On May 10, 2021, the Company issued 2,430,488 common shares at a price of C$2.50 per common share for total gross proceeds of
$5.0 million (C$6.1 million) as part of the consideration on the acquisition of the Christison properties, as discussed in Note 1(b).

On May 26 2021, the Company issued 5,479,536 common shares at a price of C$2.60 per common share for aggregate gross proceeds of $11.8 million (C$14.2 million) in satisfaction of an anti-dilution right of Equinox contemplated in the Agreement and immediately prior to the closing of the Christison Acquisition.

On October 14, 2021, in connection with the Asset Exchange, the Company issued 22,757,393 common shares at a price of C$2.62 to NGM for gross proceeds of $47.4 million.

On October 14, 2021, the Company issued 8,784,122 common shares at a price of C$2.62 per common share for gross proceeds of
$18.3 million in connection with a private placement.

On October 14, 2021, the Company entered into a Subscription Agreement with Orion whereby Orion agreed to purchase 7,500,000 common shares of the Company for $15.6 million.

On October 18, 2021, the Company issued 3,191,358 common shares to Waterton as partial consideration for the acquisition of Ruby Hill of $8.0 million.

On October 21, 2021, the Company issued 839,799 common shares to Orion as a fee $1.75 million for the transfer of the Offtake Agreement in connection with the Asset Exchange.

On December 9, 2021, the Company issued 4,800,000 common shares at a price of C$2.62 for gross proceeds of $10.0 million to Equinox in satisfaction of an anti-dilution right within the Agreement.

On January 31, 2022, in connection with the Arrangement and as further described in Note 12(i) of these Financial Statements, the Company issued 800,000 shares for share purchase warrants that were exercised in settlement of the warrant liability that was assumed for 40% of 2 million Premier warrants that were outstanding with Orion Mine Finance on the date of the Arrangement.

During the year ended December 31, 2022, the Company issued 1,047,200 shares for stock options exercised.
Share option planThe Company has a share option plan (the "Plan") which is restricted to directors, officers, key employees and consultants of the Company. The number of common shares subject to options granted under the Plan (and under all other management options and employee stock purchase plans) is limited to 10% in the aggregate and 1% with respect to any one optionee of the number of issued and outstanding common shares of the Company at the date of the grant of the option. Options issued under the Plan may be exercised during a period determined by the Company's Board of Directors which cannot exceed ten years. Vesting periods may range from immediate to five years.Stock options
The continuity of the Premier stock options that were outstanding and subsequently settled in connection with the spin-out, the replacement options that were issued by the Company, and the new options granted in accordance with the Share Option Plan are as follows:

	Options outstanding #	Weighted average price C$
Outstanding at January 1, 2021	3,244,000	2.15
Exercised	(62,000)	1.46
Expired	(9,000)	3.18
Outstanding at April 7, 2021	3,173,000	2.19
Settled in connection with Premier USA spin-out	(3,173,000)	2.19
Replacement options issued (Note 1(a))	5,722,000	1.88
Granted	2,975,000	2.74
Exercised	(1,345,200)	1.75
Expired	(662,800)	2.79
Outstanding at December 31, 2021	6,689,000	2.21
Granted	2,673,179	2.65
Exercised	(1,047,200)	2.45
Expired	(320,106)	2.71
Forfeited	(116,127)	2.62
Outstanding at December 31, 2022	7,878,746	2.30

The weighted average share price at the date of exercise for the year ended December 31, 2022 was C$2.99 (C$2.56 for the year ended December 31, 2021).

At December 31, 2022, the following options were outstanding, and outstanding and exercisable:

	Outstanding			Outstanding and Exercisable
Exercise price CAD	Options #	Weighted average exercise price C$	Weighted average remaining life in years	Options #	Weighted average exercise price C$	Weighted average remaining life in years
$1.18 - $2.44	2,487,800	$1.38	1.99	2,280,800	$1.29	1.74
$2.45 - $2.64	2,392,246	$2.60	3.90	1,017,774	$2.58	3.63
$2.65 - $3.67	2,998,700	$2.81	3.14	2,700,164	$2.76	3.02
	7,878,746	$2.30	3.01	5,998,738	$2.17	2.63
Total vested stock options at December 31, 2022 were 5,998,738 with a weighted average exercise price of C$2.17 (5,086,500 at December 31, 2021 with a weighted average exercise price of C$2.12).

The Company applies the fair value method of accounting for all share-based compensation awards and accordingly, $1.9 million was recorded for options issued as compensation during the year ended December 31, 2022 ($2.1 million for the year ended December 31, 2021) per the table in (f) share-based payments below. The options had a weighted average grant date fair value of C$2.65 at December 31, 2022. As of December 31, 2022, there were 1,880,008 unvested stock options (1,602,500 at December 31, 2021).

Subsequent to the year ended December 31, 2022, 1,888,683 stock options were granted under the plan.

For purposes of the options granted, the fair value of each option was estimated on the date of grant using the Black-Scholes option pricing model, with the following assumptions:

	December 31, 2022	December 31, 2021
Risk-free interest rate	1.55% to 4.20%	0.09% to 0.75%
Annualized volatility based on historic volatility	51% to 62%	32% to 62%
Expected dividend	Nil	Nil
Forfeiture rate	0% to 5.7%	Nil
Expected option life	3 years	4 years
Restricted and Deferred Share Unit Plan
The Company adopted the RSU plan to allow the Board of Directors to grant its employees non-transferable share units based on the value of the Company's share price at the date of grant. The awards have a graded vesting schedule over a three-year period. Under the RSU plan, the awards can be equity or cash settled immediately upon vesting.

The Company adopted the DSU plan to grant members of its Board of Directors non-transferable share units based on the value of the Company's share price at the date of grant. The awards have a graded vesting schedule over a three-year period. DSUs must be retained until the Director leaves the Board, at which time the awards will be equity or cash settled.

For the period ended December 31, 2021, the RSUs were settled in shares of i-80 Gold and Equinox Gold and the corresponding liability was reversed in conjunction with the closing of the Arrangement discussed in Note 1(a).

The following table summarizes the continuity of the RSUs and DSUs for the period ended December 31, 2022:

	RSUs outstanding #	Weighted average RSU price C$	DSUs outstanding #	Weighted average DSU price C$
Outstanding at January 1, 2021	413,666	$3.01	—	$—
Settled in connection with Premier USA spin-out	(413,666)	1.38	—	—
Outstanding at December 31, 2021	—	—	—	—
Granted	772,170	2.62	175,091	2.68
Settled	(236,301)	2.25	—	—
Forfeited	(70,227)	2.62	—	—
Outstanding at December 31, 2022	465,642	$2.62	175,091	$2.68

As the RSUs and DSUs are expected to be settled in cash, at December 31, 2022 a current liability of $0.4 million and a long-term liability of $0.6 million was outstanding and included in other liabilities (nil outstanding at December 31, 2021). For the year ended December 31, 2022, $1.3 million has been recorded as an expense and included in share-based payments ($1.0 million for the year ended December 31, 2021). The total fair value of the vested and unvested RSUs and DSUs at December 31, 2022 was C$1.7 million (nil at December 31, 2021).

For purposes of the vesting of the RSUs and DSUs, the fair value of the liability was estimated using the share price of the valuation date and an expected weighted average forfeiture rate of nil.

Subsequent to the year ended December 31, 2022, 731,544 RSUs were granted under the RSU plan and 110,919 DSUs were granted under the DSU plan.
Share-based payments

	Year ended December 31,
	2022	2021
Stock option valuation	$1,932	$2,116
RSUs and DSUs	1,348	980
Subtotal	$3,280	$3,096
Reversal of RSU liability	—	(413)
Total	$3,280	$2,683